CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Current Assets:
Cash and cash equivalents	$ 7,097,285	$ 35,502	$ 74,991
Accounts receivable, net	1,146,572	82,238	5,830
Advances on inventory purchases	2,134,298		140,961
Inventories	1,485,639	1,107	46,188
Deferred offering costs		63,500
Prepaid expenses and other current assets	394,597	46,370	65,170
Total current assets	12,258,391	228,717	333,140
Investments, at cost	150,000	150,000	90,000
Property, plant and equipment, net	149,148	92,732	29,685
Deposit on asset acquisition	719,192
Total Assets	13,276,731	471,449	452,825
Current Liabilities:
Accounts payable	1,316,670	332,833	66,441
Notes payable officer		91,219	107,513
Deferred revenue	68,250	88,652	86,450
Accrued interest related parties	1,284	2,354	2,321
Accrued registration rights penalty	156,000	156,000
Accrued expenses and other current liabilities	309,434	108,326	61,050
Notes Payable - Current Portion	47,342	9,714	737,500
Warrant liability	30,838,629	4,117,988
Total current liabilities	32,737,609	4,907,086	1,061,275
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding at December 31, 2011 and March 31, 2011 and 2010, respectively.
Common stock, $.0001 par value; 750,000,000 shares authorized at December 31, 2011 and 400,000,000 shares authorized at March 31, 2011, respectively, and; 30,970,784, 10,886,374 and 7,909,375 shares issued and outstanding at December 31, 2011, March 31, 2011 and 2010, respectively.	3,197	1,089	15,819
Additional paid-in capital		3,460,597	293,556
Accumulated deficit	(19,464,075)	(7,897,323)	(917,825)
Total stockholders' equity (deficit)	(19,460,878)	(4,435,637)	(608,450)
Total liabilities and stockholders' deficit	$ 13,276,731	$ 471,449	$ 452,825